MANAGED PORTFOLIO SERIES
(the “Trust”)

Tortoise Digital Payments Infrastructure Fund - TPAY
Tortoise Cloud Infrastructure Fund - TCLD
(the “Funds”)

Supplement dated May 23, 2019 to the

Prospectus for the Fund dated January 23, 2019

Effective immediately, the disclosure under “Fund Distributions” on page 28 of the Funds’ prospectus is revised as follows:

“Fund Distributions
Each Fund expects to pay out dividends from its net investment income annually and distribute its net capital gains, if any, to investors at least annually.”

This supplement should be retained with your Prospectus for future reference.